Significant Accounting Policies (Tables)	21 Months Ended
Sep. 30, 2013
Schedule of Estimated Useful Lives of Leasehold Improvements and Equipment [Table Text Block]
On the declining balance method -

Laboratory and office equipment	20%
Computer equipment	30%

On the straight-line method -

Leasehold improvements	over the lease term
Manufacturing equipment	5 – 10 years